Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting, Asset Reconciling Item [Line Items]
Cash and cash equivalents	$ 59,237	$ 96,417	$ 80,579	$ 162,797
Accounts receivable	25,245	28,313
Consolidated total assets	1,957,784	2,169,476
Conventional Tankers [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	1,842,803	2,020,317
Ship-to-Ship Transfer [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 30,499	$ 24,429